SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES - Schedule of useful lives for depreciation calculation using the straight-line method (Details)	Dec. 31, 2022
Rental electric scooters | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	2 years
Rental electric scooters | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	3 years
Rental electric e-bikes | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	2 years
Rental electric e-bikes | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	3 years
Rental electric mopeds | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	3 years
Rental electric mopeds | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	4 years
Furniture and fixtures
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	7 years
Leasehold improvements | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	1 year
Leasehold improvements | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND USE OF ESTIMATES
Property plant and equipment useful life	5 years